Note 33 - Employee Benefits - Expenses for Defined Benefit Plans (Impact on Expense) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses for defined benefit plans:
Service cost	[1]	€ 229	€ 234	€ 246
Net interest cost (income)		(10)	0	5
Total expenses defined benefit plans		219	234	251
Expenses for defined contribution plans:
BVV		57	58	60
Other defined contribution plans		258	244	243
Total expenses for defined contribution plans		315	302	303
Total expenses for post-employment benefit plans		534	536	554
Employer contributions to state-mandated benefit plans [abstract]
Pensions related payments social security in Germany		214	221	233
Contributions to pension fund for Postbanks postal civil servants		58	66	79
Further pension related state-mandated benefit plans		216	217	245
Total employer contributions to state-mandated benefit plans		488	504	557
Expenses for share-based payments:
Expenses for share-based payments, equity settled	[2]	405	455	318
Expenses for share-based payments, cash settled	[2]	29	35	49
Expenses for cash retention plans	[2]	418	398	329
Expenses for severance payments	[3]	€ 82	€ 184	€ 184

[1]	Severance related items under Service Costs are reclassified to Expenses for Severance payments.
[2]	Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses.
[3]	Excluding the acceleration of expenses for deferred compensation awards not yet amortized . Severance related items under Service Costs were reclassified to Expense for Severance payments.